Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Financial Instruments
Summary Of Reconciliation Of Contingent Consideration
	Contingent consideration
	Trading price consideration (i)	Other (ii)	Total
Balance December 31, 2020	$-	$-	$-
Additions	232,719,246	-	232,719,246
Change in fair value	(222,954,132)	1,957,045	(220,997,087)
Transferred to equity	-	(1,957,045)	(1,957,045)
Balance September 30, 2021	$9,765,114	-	9,765,114

Balance, December 31, 2021	$574,687	$368,444	$943,131
Change in fair value	(572,723)	(69,430)	(642,153)
Transferred to equity	-	(299,014)	(299,014)
Balance, September 30, 2022	$1,964	$-	$1,964

	Contingent consideration
	Trading price consideration (i)	Other (ii)	Total
Balance, January 1, 2021	$-	$-	$-
Additions (Note 3)	232,719,246	-	232,719,246
Change in fair value	(232,144,559)	2,325,489	(229,819,070)
Transferred to equity	-	(1,957,045)	(1,957,045)

Balance, December 31 2021	$574,687	$368,444	$943,131

Schedule of Fair Value of Contingent Consideration
Key Inputs	September 30, 2022	December 31, 2021	September 30, 2021
Key unobservable inputs
Expected volatility	70%	65%	62%

Key observable inputs
Share price	$0.59	$1.39	$3.19
Risk-free interest rate	4.06%	0.79%	0.35%
Dividend yield	0%	0%	0%
Number of shares	22,001,711	21,850,404	21,836,190

A 15% change in the volatility assumption will have the following impact on the fair value of the contingent consideration:

Change in volatility	September 30, 2022	December 31, 2021	September 30, 2021
+15%	$33,522	$1,597,743	9,237,376
-15%	$(1,822)	$(528,968)	(6,975,068)

Key Inputs	December 31, 2021	January 15, 2021
Key unobservable inputs
Expected volatility	65%	66%
Key observable inputs
Share price	$1.39	$12.66
Risk-free interest rate	0.79%	0.20%
Dividend yield	0%	0%
Number of shares	21,850,404	21,566,431

A 15% change in the volatility assumption will have the following impact on the fair value of the contingent consideration:

Change in volatility	December 31, 2021	January 15, 2021
+15%	$1,597,743	$11,420,904
-15%	$(528,968)	$(17,250,641)

Schedule of Financing Receivables Past Due
September 30, 2022
0 - 30 days	$1,424,901
31 - 60 days	139,410
61 - 90 days	188,883
91 – 120 days	73,711
Over 120 days	2,794,337
Gross receivables	4,621,242
Less allowance for doubtful accounts	(2,465,798)
$2,155,444

December 31, 2021
0-30 days	$4,723,810
31-60 days	278,958
61-90 days	242,467
91-120 days	256,424
Over 120 days	1,220,095

Gross receivables	6,721,754
Less allowance for doubtful accounts	(2,016,191)
$4,705,563

Summary Of Credit Risk From Financial Instruments
	Gross	Allowance	Net
Cash	$107,111,075	$-	$107,111,075
Restricted cash and restricted cash equivalents	2,639,732	-	2,639,732
Accounts receivable (i)	4,621,242	(2,465,798)	2,155,444
Security deposits	1,205,629	-	1,205,629
Notes receivables (ii)	6,039,816	(5,650,000)	389,816
	$121,617,494	$(8,115,798)	$113,501,696

	Gross	Allowance	Net
Cash	$165,310,609	$-	$165,310,609
Restricted cash and restricted cash equivalents	9,581,689	-	9,581,689
Accounts receivable (i)	6,721,754	(2,016,191)	4,705,563
Security deposits	1,119,754	-	1,119,754
Notes and other receivables (ii)	7,393,560	(2,660,943)	4,732,617
	$190,127,366	$(4,677,134)	$185,450,232